Transactions with Related Parties - Summary of Compensation Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term benefits	R$ 5,330	R$ 3,873
Share-based payments	19,941	122,577
Key management personnel compensation	R$ 25,271	R$ 126,450